Summary of Significant Accounting Policies	3 Months Ended		5 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10‑Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2020, as filed with the SEC on May 11, 2021. The interim results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2021 and December 31, 2020.

Marketable Securities Held in Trust Account

At March 31, 2021 and December 31, 2020, substantially all of the assets held in the Trust Account were held in U.S. Treasury Bills. Through March 31, 2021, the Company withdrew an aggregate of $2,246,250 of interest earned on the Trust Account to pay its income taxes and for permitted withdrawals, of which no amounts were withdrawn during the three months ended March 31, 2021.

Derivative Liabilities

The Company accounts for debt and equity issuances as either equity-classified or liability-classified instruments based on an assessment of the instruments specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common stock and whether the holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the instruments and as of each subsequent quarterly period end date while the instruments are outstanding.

For issued or modified instruments that meet all of the criteria for equity classification, the instruments are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified instruments that do not meet all the criteria for equity classification, the instruments are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the instruments are recognized as a non-cash gain or loss on the statements of operations.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The effective tax rate differs from the statutory tax rate of 21% for the three months ended March 31, 2021 and 2020, due to the valuation allowance recorded on the Company's net operating losses and permanent differences.

Net income (Loss) per Share

Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 38,800,000 shares of common stock in the calculation of diluted loss per share, since the exercise of the warrants into shares of common stock is contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per share for Class A common stock subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income (loss) per share, basic and diluted, for Class A common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account the weighted average number of Class A common stock subject to possible redemption outstanding since original issuance.

Net income (loss) per share, basic and diluted, for non-redeemable common stock is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Class A common stock subject to possible redemption, by the weighted average number of non-redeemable common stock outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable shares’ proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2021	2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$50,107	$1,956,529
Unrealized gain (loss) on investments held in Trust Account	1,118	(18,188)
Less: Company's portion available to be withdrawn to pay taxes	(43,998)	(395,474)
Less: Company's portion available to be withdrawn for working capital purposes	(7,227)	(217,385)
Net income allocable to Class A common stock subject to possible redemption	$—	$1,325,482
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	53,712,502	61,025,925
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00	$0.02

Non-Redeemable Common Stock
Numerator: Net Income (Loss) minus Net Earnings
Net income (loss)	$41,740,801	$(8,823,514)
Less: Income allocable to Class A common stock subject to possible redemption	—	(1,325,482)
Non-Redeemable Net Income (Loss)	$41,740,801	$(10,148,996)

Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	32,537,498	25,224,075
Basic and diluted net income (loss) per share, Non-redeemable Common stock	$1.28	$(0.40)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying condensed balance sheets, primarily due to their short-term nature, except for the Company's derivative instruments (see Note 9).

Recent Accounting Standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU 2020-06 on January 1, 2021. The adoption of ASU 2020-06 did not have an impact on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. Cash equivalents consist of mutual funds. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Marketable Securities Held in Trust Account

At December 31, 2020 and 2019, substantially all of the assets held in the Trust Account were held in U.S. Treasury Bills. Through December 31, 2020, the Company withdrew an aggregate of $2,246,250 of interest earned on the Trust Account to pay its income taxes and for permitted withdrawals, of which $856,250 was withdrawn during the year ended December 31, 2020.

Class A common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

Derivative Liabilities

The Company accounts for debt and equity issuances as either equity-classified or liability-classified instruments based on an assessment of the instruments specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common shares and whether the holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the instruments and as of each subsequent quarterly period end date while the instruments are outstanding.

For issued or modified instruments that meet all of the criteria for equity classification, the instruments are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified instruments that do not meet all the criteria for equity classification, the instruments are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the instruments are recognized as a non-cash gain or loss on the statements of operations.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

On March 27, 2020, President Trump signed the Coronavirus Aid, Relief, and Economic Security “CARES” Act into law. The CARES Act includes several significant business tax provisions that, among other things, would eliminate the taxable income limit for certain net operating losses (“NOL) and allow businesses to carry back NOLs arising in 2018, 2019 and 2020 to the five prior years, suspend the excess business loss rules, accelerate refunds of previously generated corporate alternative minimum tax credits, generally loosen the business interest limitation under IRC section 163(j) from 30 percent to 50 percent among other technical corrections included in the Tax Cuts and Jobs Act tax provisions. The Company does not believe that the CARES Act will have a significant impact on Company's financial position or statement of operations.

Net Income (Loss) per Common Share

Net income (loss) per common share is computed by dividing net income by the weighted-average number of common shares outstanding during the period. The Company has not considered the effect of the warrants sold in the Public Offering and Private Placement to purchase an aggregate of 38,800,000 shares of common stock in the calculation of diluted loss per share, since the exercise of the warrants into shares of common stock is contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per share for Class A common stock subject to possible redemption in a manner similar to the two-class method of income (loss) per ordinary share. Net income (loss) per common share, basic and diluted, for Class A common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account by the weighted average number of Class A common stock subject to possible redemption outstanding since original issuance.

Net income (loss) per share, basic and diluted, for non-redeemable ordinary shares is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to Class A common stock subject to possible redemption, by the weighted average number of non-redeemable ordinary shares outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on the non-redeemable shares’ proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

		For the Period
		from
		April 11,
		2019
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2020	2019

Class A Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$1,959,040	$6,410,370
Unrealized gain on investments held in Trust Account	993	44,401
Less: Company’s portion available to be withdrawn to pay taxes	(534,953)	(1,344,722)
Less: Company’s portion available to be withdrawn for working capital purposes	(194,600)	(241,375)
Net income allocable to Class A common stock subject to possible redemption	$1,230,480	$4,868,674

Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	58,723,869	61,961,631

Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.02	$0.08

Non-Redeemable Common Stock
Numerator: Net loss minus net earnings
Net loss	$(72,459,185)	$(14,682,592)
Less: Income attributable to Class A common stock subject to possible redemption	(1,230,480)	(4,868,674)
Non-redeemable net loss	$(73,689,665)	$(19,551,226)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	27,526,131	21,438,529

Basic and diluted net loss per common share, Non-redeemable common stock	$(2.68)	$(0.91)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage limit of $250,000. The Company has not experienced losses on this account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature, except for the Company’s Derivative Instruments (see Note 6 and 11).

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

The Company’s significant accounting policies are discussed in Note 2—Summary of Significant Accounting Policies and Recent Accounting Pronouncements in the company’s audited financial statements for the year ended January 31, 2021. There have been no changes to these policies during the three months ended April 30, 2021.

(2)Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

On June 17, 2020, the Company’s Canadian subsidiary, Skillsoft Canada Ltd., voluntarily commenced parallel recognition proceedings under the Companies’ Creditors Arrangement Act (“CCAA”) with the Court of Queen’s Bench of New Brunswick in Canada seeking recognition and enforcement of the Debtors’ Chapter 11 Cases, including the DIP Facility. This action resulted in the deconsolidation of Skillsoft Canada Ltd. under ASC 810, Consolidation and the Company recognizing its retained noncontrolling interest in the Canadian subsidiary at its fair value of approximately $4.8 million. On August 17, 2020, the Canadian Court entered an order recognizing and enforcing the Chapter 11 Cases and Plan in Canada upon the Effective Date. The Company reconsolidated Skillsoft Canada Ltd and de-recognized the non-controlling interest. The Company applied the guidance in ASC 805, Business Combinations for recognizing a new accounting basis for the Canadian subsidiary.

Reclassifications

The Company reclassified $16,244 in professional services fees incurred exploring recapitalization, reorganization and other strategic initiatives from General and Administrative expense to Recapitalization and Transaction Fees in the accompanying statement of operations for the year ended January 31, 2020 to conform with current year presentation.

Emerging Growth Company Status

The Company would currently qualify as an “emerging growth company” (EGC), as defined in the Jumpstart Our Business Startups Act (JOBS Act) and accordingly the Company may choose to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. The Company may take advantage of these exemptions until the Company is no longer an EGC under Section 107 of the JOBS Act, which provides that an EGC can take advantage of the extended transition period afforded by the JOBS Act for complying with new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards and as a result of this election, the consolidated financial statements may not be comparable to companies that comply with public company effective dates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Although the Company regularly assesses these estimates, actual results could differ materially from these estimates.

Significant estimates and assumptions by management affect the Company’s accounting for the impairment of goodwill and its assessment of other intangible assets for potential impairment, determination of estimated period of economic benefit for deferred commissions and income taxes and related valuation allowances. Significant estimates and assumptions were also made by management in determining the fair value of asset and liabilities as required under the application of fresh-start reporting and in the valuation of warrants. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results could differ from management’s estimates if past experience or other assumptions do not turn out to be substantially accurate.

Revenue Recognition

On February 1, 2019, the Company adopted ASU 2014‑09, Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs — Contracts with Customers (Subtopic 340‑40) using the modified retrospective method.

Revenue Recognition Policy — After the adoption of ASC 606 Revenue from Contracts with Customers (ASC 606) on February 1, 2019

The Company enters into contracts with customers that provide cloud-based learning solutions and talent management solutions for customers worldwide. These solutions are typically sold on a subscription basis for a fixed term. The Company accounts for a contract when (i) it has approval and commitment from both parties, (ii) the rights of the parties have been identified, (iii) payment terms have been identified, (iv) the contract has commercial substance and (v) collectability of substantially all of the consideration to which the Company will be entitled in exchange for the transfer of goods or services is probable. Approximately one-third of the Company’s revenue recognized each year is related to contracts that have an original duration of one year or less.

The Company’s Software as a Service (SaaS) subscription arrangements for learning and talent management solutions generally do not provide customers with the right to take possession of the software supporting the platform or, in the case of learning solutions, to download course content without continuing to incur fees for hosting services and, as a result, are accounted for as service arrangements. Access to the platform and course content represents a series of distinct services as the Company continually provides access to, and fulfill its obligation to, the end customer over the subscription term. The series of distinct services represents a single performance obligation that is satisfied over time. Accordingly, the fixed consideration related to subscription revenue is generally recognized on a straight-line basis over the contract term, beginning on the date that the service is made available to the customer. The Company’s subscription contracts typically vary from one year to three years. The Company’s arrangements are generally non-cancellable and non-refundable.

The Company also sells professional services related to its talent management solutions which are typically considered distinct performance obligations and are recognized over time as services are performed. The Company also occasionally sells its talent management solutions by providing perpetual and term-based licenses for on-premise versions of the software. Such arrangements are treated as transfers of intellectual property and the amount of consideration attributable to the delivered licenses are recognized at the point of delivery and the remaining amounts allocated for post contract support are recognized over time.

While the vast majority of the Company’s revenue relates to SaaS subscription services where the entire arrangement fee is recognized on a ratable basis over the contractual term, the Company sometimes enter into contractual arrangements that have multiple distinct performance obligations, one or more of which have different periods over which the services or products are delivered. These arrangements may include a combination of subscriptions, products, support and professional services. The Company allocates the transaction price of the arrangement based on the relative estimated standalone selling price, or SSP, of each distinct performance obligation.

The Company’s process for determining SSP for each performance obligation, where necessary, involves significant management judgment. In determining SSP, the Company maximizes observable inputs and considers a number of data points, including:

•	the pricing of standalone sales;
•	the pricing established by management when setting prices for deliverables that are intended to be sold on a standalone basis;
•	contractually stated prices for deliverables that are intended to be sold on a standalone basis; and
•	other pricing factors, such as the geographical region in which the products are sold and expected discounts based on the customer size and type.

Determining SSP for performance obligations which the Company rarely or never sell separately also requires significant judgment. In estimating the SSP, the Company considers the likely price that would have resulted from established pricing practices had the deliverable been offered separately and the prices a customer would likely be willing to pay.

The Company also sells its cloud-based learning solutions through resellers, where payments are typically based on the solutions sold through to end users. Reseller arrangements of this nature sometimes require the Company to estimate end user activity for a brief period of the contract term, however, amounts estimated and actual amounts subsequently billed have not been material to date.

The Company only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The Company reduces transaction prices for estimated returns and other allowances that represent variable consideration under ASC 606, which the Company estimates based on historical return experience and other relevant factors and records a corresponding refund liability as a component of accrued expenses and other current liabilities. Based on the nature of the Company’s business and product offerings, contingent revenue and other variable consideration are infrequent.

While not a common practice for us, in the event the Company grants the customer the option to acquire additional products or services in an arrangement, the Company considers if the option provides a material right to the customer that it would not receive without entering into the contract (e.g., an incremental discount compared to the range of discounts typically given for similar products or services). If a material right is deemed to exist, the Company accounts for the option as a distinct performance obligation and recognizes revenue when those future products or services are transferred or when the option expires.

Reimbursements received from customers for out-of-pocket expenses are recorded as revenues, with related costs recorded as cost of revenues. The Company presents revenues net of any taxes collected from customers and remitted to government authorities.

The Company applies the practical expedient for contracts with significant financing components that are under one year.

The Company applies the practical expedient for the deferral of sales commissions and other contract acquisition costs, which are expensed as incurred, because the amortization period would be one year or less. For deferred contract costs with an expected amortization period of over one year, the Company recognizes such payments over (i) the expected customer relationship period in the case of new customers, which is typically 3 to 5 years for initial commissions, and (ii) the contractual term for existing customers for commissions paid on renewals.

As the Company’s contractual agreements predominately call for advanced billing, contract assets are rarely generated.

For transaction prices allocated to remaining performance obligations, the Company applies practical expedients and does not disclose quantitative or qualitative information for remaining performance obligations (i) that have original expected durations of one year or less and (ii) where the Company recognizes revenue equal to what it has the right to invoice and that amount corresponds directly with the value to the customer of its performance to date. All remaining performance obligations as of January 31, 2021 qualified for the practical expedient.

Revenue Recognition Policy - ASC 605

The Company applied the provisions ASC 605, Revenue Recognition (“ASC 605”) to revenue recognized during the year ended January 31, 2019.

The Company commences revenue recognition when all of the following conditions are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the amount of fees to be paid by the customer is fixed or determinable; and (iv) collection is reasonably assured.

The majority of SaaS subscription arrangements are accounted for as service arrangements as they do not provide customers with the right to take possession of the software supporting the platform or the right to use downloaded courseware without continuing to pay the full subscription fee which includes fees for hosting services. Revenue for subscription fees is recognized ratably over the subscription term, which typically varies from one to three years. Our on-premise perpetual and term-based licenses are accounted for as software arrangements as the customer takes possession of the software. Revenue for these license fees are recognized ratably over the associated maintenance term. The Company’s arrangements are generally non-cancellable and nonrefundable. Taxes collected from customers are excluded from revenue.

For arrangements, with multiple deliverables, the Company evaluates whether the individual deliverables qualify as separate units of accounting. In order to treat deliverables in a multiple-element arrangement as separate units of accounting, the deliverables must have stand-alone value upon delivery and, in situations in which a general right of return exists for the delivered item, delivery or performance of the undelivered item is considered probable and substantially within the Company’s control.

The Company’s SaaS subscription services have stand-alone value as it routinely sells subscriptions separately. Professional services included in SaaS service arrangements have stand-alone value as they are routinely sold separately. For such deliverables that have stand-alone value upon delivery, the Company accounts for the deliverables using the relative selling price allocation method. The relative selling price method allocates any discount in the arrangement proportionately to each deliverable on the basis of the deliverable’s estimated selling price. The selling price for each deliverable is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or the Company’s best estimated selling price (“BESP”) if neither VSOE nor TPE are available.

For software arrangements, the Company evaluates whether undelivered elements qualify as separate units of accounting. In order to treat the undelivered elements as separate units of accounting, the undelivered elements must have VSOE. The Company’s software arrangements are generally recognized ratably over the maintenance term as the Company does not have VSOE of the fair value of the undelivered maintenance elements.

Deferred Revenue

The Company records as deferred revenue amounts that have been billed in advance for products or services to be provided. Deferred revenue includes the unrecognized portion of revenue associated with license fees for which the Company has received payment or for which amounts have been billed and are due for payment. Under ASC 605, deferred revenue was not recognized on the balance sheet for outstanding receivables where collection was not probable, fees were not fixed or determinable, or when the customer had termination for convenience rights.

Capitalized Commissions After the adoption of ASC 606 on February 1, 2019

In connection with the adoption of ASC 606, the Company implemented new procedures for capitalizing the incremental costs of obtaining customer contracts.

The Company capitalizes sales commissions, and associated fringe costs, such as payroll taxes, paid to direct sales personnel and other incremental costs of obtaining contracts with customers, provided the Company expects to recover those costs. The Company determines whether costs should be deferred based on its sales compensation plans, if the commissions are in fact incremental and would not have occurred absent the customer contract.

Sales commissions for renewal of a subscription contract are not considered commensurate with the commissions paid for the acquisition of the initial subscription contract given the substantive difference in commission rates between new and renewal contracts. Commissions paid upon the initial acquisition of a contract are amortized over an estimated period of benefit of 3 to 5 years while commissions paid related to renewal contracts are amortized over an estimated average contract term of approximately 12 months.

Amortization is recognized on a straight-line basis upon commencement of the transfer of control of the services, commensurate with the pattern of revenue recognition.

The period of benefit for commissions paid for the acquisition of initial subscription contracts is determined by taking into consideration the initial estimated customer life and the technological life of the Company’s platform and related significant features. The Company determines the period of benefit for renewal subscription contracts by considering the average contractual term for renewal contracts.

Amortization of deferred contract acquisition costs is included within sales and marketing expense in the consolidated statements of operations. Unamortized commission expense of $3.1 and $4.4 million is included in prepaid expenses and other current assets and other assets, respectively, at January 31, 2021 in the accompanying consolidated balance sheets. Unamortized commission expense of $11.2 and $11.7 million is included in prepaid expenses and other current assets and other assets, respectively, at January 31, 2020 in the accompanying consolidated balance sheets.

Capitalized Commissions Prior to the adoption of ASC 606 on February 1, 2019

For the year ended January 31, 2019, the Company deferred the recognition of commission expense until such time as the revenue related to the arrangement for which the commission was payable is recognized. Deferred commissions for each contract were amortized in a manner consistent with how revenue is recognized for such contract, often resulting in ratable recognition of expense over the contractual term.

Foreign Currency Translation

The reporting currency for the Company is the U.S. dollar (“USD”) and the functional currency of the Company’s subsidiaries in the United Kingdom, Canada, Germany, Australia, the Netherlands, France, New Zealand, Singapore, Hong Kong, Japan, Switzerland and India are the currencies of those countries. The functional currency of the Company’s subsidiaries in Ireland is the USD. Assets and liabilities are translated to the USD from the local functional currency at current exchange rates, and income and expense items are translated to the USD using the average rates of exchange prevailing during the year. Gains and losses arising from translation are recorded in other comprehensive income (loss) as a separate component of shareholders’ equity (deficit). Foreign currency gains or losses on transactions denominated in a currency other than an entity’s functional currency are recorded in other income/(expenses) in the accompanying statements of operations. During the period from August 28, 2020 through January 31, 2021 (Successor), the period from February 1, 2020 through August 27, 2020 (Predecessor), and the fiscal years ended January 31, 2020, and 2019, gains (losses) arising from transactions denominated in foreign currencies other than an entity’s functional currency were approximately $0.2 million, $1.1 million, ($1.0) million and $23 thousand respectively.

Cash, Cash Equivalents and Restricted Stock

The Company considers all highly liquid investments with original maturities of 90 days or less at the time of purchase to be cash equivalents. At January 31, 2021 and January 31, 2020, the Company did not have any cash equivalents or available for sale investments.

At January 31, 2021 and January 31, 2020, the Company had approximately $3.0 million and $15.0 million of restricted cash, respectively, primarily related to the accounts receivable facility. Under the terms of the accounts receivable facility, the Company has three accounts considered restricted, an interest reserve account, a foreign exchange reserve account and a concentration reserve account. The interest reserve account requires three months interest on the greater of the facility balance or facility balance floor (the facility balance floor was $10.0 million as of January 31, 2021). The foreign exchange reserve account requires the Company to restrict cash for an amount equivalent to the change in the translated value on our foreign receivables borrowed from the date the receivable was sold. The concentration account requires the Company to deposit receipts from the receivables sold until the Company submits a monthly reconciliation report. At that time, the funds may be returned if they are replaced with new receivables.

Recapitalization and Transaction-related Costs

The Company expenses all transactions costs, which primarily consist of professional services and advisory fees related to the recapitalization of the Company, and activities related to the planned merger with Churchill Capital, as they are incurred as a component of operating expenses, other than those classified as Reorganization items, net, in the consolidated statements of operations.

Risks and Uncertainties

The Company is subject to a number of risks and uncertainties common to companies in similar industries and stages of development, including, but not limited to, the uncertainty of economic, political and market conditions; data security and privacy risk; regulatory risks; management of growth; dependence on key individuals; management of international operations; intellectual property risks; competition from substitute products and services of larger companies; product development risk; ability to keep pace with technological developments and customer adoption of new products.

The Company has been closely monitoring the COVID‑19 pandemic and its impact on the business. The Company is operating normally with minimal disruptions to product and service offerings or content and software development. While the online learnings tools the Company offers have many advantages over traditional in person learning in the current environment, some of the Company’s customers in heavily impacted industries have sought to temporarily reduce spending, resulting in requests for reductions in contract size or requests for extended payment terms upon renewal.

Property and Equipment

The Company records property and equipment at cost. Depreciation and amortization is charged to operations based on the cost of property and equipment over their respective estimated useful lives on a straight-line basis using the half-year convention, as follows:

Description	Estimated Useful Lives
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of 7 years or life of lease

Expenditures for maintenance and repairs are expensed as incurred, while expenditures for renewals or betterments are capitalized. The Company evaluates the carrying amount of our property and equipment whenever changes in circumstances or events indicate that the value of such assets may not be recoverable. As of January 31, 2021, the Company believes the carrying amounts of its property and equipment are recoverable and no impairment exists.

Content and Software Development Expenses

Content and software development expenses consist primarily of personnel and contractor related expenditures to develop the Company’s content, platform and other product offerings.

For content related costs, the Company’s policy is to expense costs as incurred. The Company outsources certain aspects of content production to third parties who produce original content on behalf of Skillsoft. Third party costs incurred in these development efforts with external resources may include prepayments and are recognized as expense in proportion to the level of services completed.

Software development costs are expensed as incurred, except for costs attributable to upgrades and enhancements that qualify for capitalization. See policy “Capitalized Software Development Costs” for further discussion on this matter.

For the period from August 28, 2020 through January 31, 2021 (Successor), the period from February 1, 2020 through August 27, 2020 (Predecessor) and the fiscal years ended January 31, 2020 and 2019 the Company incurred $11.5 million, $12.6 million, $25.9 million and $20.6 million, respectively of proprietary content development expenses.

Capitalized Platform Development Costs

The Company capitalizes certain internal use software development costs related to its SaaS platform incurred during the application development stage. Costs related to preliminary project activities and to post-implementation activities are expensed as incurred. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable that the expenditures will result in additional functionality. Internal use software is amortized on a straight-line basis over its estimated useful life, which is generally 5 years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of the assets. Capitalized costs are recorded as intangible assets in the accompanying balance sheets.

Content Partner Royalty Expenses

For the period from August 28, 2020 through January 31, 2021 (Successor), the period from February 1, 2020 through August 27, 2020 (Predecessor) and the fiscal years ended January 31, 2020 and 2019 the Company recognized $7.3 million, $9.3 million, $16.5 million and $19.0 million, respectively of royalty expenses for third party content used or provisioned in the Company’s content library.

Fair Value of Financial Instruments

Financial instruments consist mainly of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, debt interest rate cap derivatives and warrants. The carrying amount of accounts receivable is net of an allowance for doubtful accounts, which is based on historical collections and known credit risks. See Note 19 for discussion related to the fair value of the Company’s borrowing agreements.

Deferred Financing Costs and Original Issuance Discounts

The Company amortizes deferred debt financing costs (including issuance costs and creditor fees) and original issuance discounts, both recorded as a reduction to the carrying amount of the related debt liability, as interest expense over the terms of the underlying obligations using the effective interest method.

Derivative Financial Instruments

The Company recognizes all derivatives on the balance sheet at fair value. Derivatives that are not designated as a hedge for accounting purposes must be adjusted to fair value through income. The Company classifies cash inflows and outflows from derivatives within operating activities on the statement of cash flows.

The Company did not utilize derivative instruments during the period from August 28, 2020 to January 31, 2021 (Successor). The Company’s objective for utilizing derivative instruments during the period from February 1, 2020 through August 27, 2020 (Predecessor) and the fiscal years ended January 31, 2020 and 2019 was to reduce its exposure to fluctuations in cash flows due to changes in the variable interest rates of certain borrowings issued under its credit facility. The Company’s strategy to achieve that objective involves entering into interest rate swaps and caps that are specifically designated to certain variable rate instruments and accounted for as cash flow hedges.

The Company has elected to not designate their derivatives as hedging relationships. As such the changes in the fair value of the derivatives are recorded directly in statement of operations.

Concentrations of Credit Risk and Off-Balance-Sheet Risk

For the period from August 28, 2020 through January 31, 2021 (Successor), the period from February 1, 2020 through August 27, 2020 (Predecessor) and the fiscal years ended January 31, 2020 and 2019, no customer individually comprised greater than 10% of revenue. As of January 31, 2021 and 2020, no customer individually comprised more than 10% of accounts receivable.

The Company considers its customers’ financial condition and generally does not require collateral. The Company maintains a reserve for doubtful accounts and sales credits that is the Company’s best estimate of potentially uncollectible trade receivables. Provisions are made based upon a specific review of all significant outstanding invoices that are considered potentially uncollectible in whole or in part. For those invoices not specifically reviewed or considered uncollectible, provisions are provided at different rates, based upon the age of the receivable, historical experience, and other currently available evidence. The reserve estimates are adjusted as additional information becomes known or payments are made.

The Company has no significant off-balance-sheet arrangements nor concentration of credit risks such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Intangible Assets, Goodwill and Indefinite-Lived Intangible Impairment Assessments

The Company records intangible assets at cost and amortizes its finite-lived intangible assets, including customer contracts and internally developed software, over their estimated useful life. The Company reviews intangible assets subject to amortization at least annually to determine if any adverse conditions exist or a change in circumstances has occurred that would indicate impairment or a change in remaining useful life. Conditions that would indicate impairment and trigger a more frequent impairment assessment include, but are not limited to, a significant adverse change in legal factors or business climate that could affect the value of an asset, or an adverse action or assessment by a regulator.

In addition, the Company reviews its indefinite-lived intangible assets, including goodwill and certain trademarks, during the fourth quarter of each year for impairment, or more frequently if certain indicators are present or changes in circumstances suggest that impairment may exist and reassesses their classification as indefinite-lived assets. See Note 6 for a discussion of impairment charges recognized for the period from February 1, 2020 through August 27, 2020 (Predecessor) and the fiscal years ended January 31, 2020 and 2019.

Restructuring Charges

Liabilities related to an exit or disposal activity are recognized in accordance with ASC Topic 420, Liabilities: Exit or Disposal Cost Obligations. Costs include, but are not limited to, one-time involuntary termination benefits provided to employees under the terms of a benefit arrangement that, in substance, are not an ongoing benefit arrangement or a deferred compensation contract, which are recognized on the communication date and certain contract termination costs, including operating lease termination costs which are recognized on the termination date or cease-use date for ongoing lease payments.

In addition, the Company accounts for certain employee-related restructuring charges as an ongoing benefit arrangement in accordance with ASC Topic 712, Compensation — Nonretirement Postemployment Benefits, based on its prior practices and policies for the calculation and payment of severance benefits. The Company recognizes employee-related restructuring charges when the likelihood of future payment is probable, and the amount of the severance benefits is reasonably estimable.

The Company recorded facility-related restructuring charges in accordance with ASC 420, before it adopted ASC Topic 842, Leases (“ASC 842”), on February 1, 2021. ASC 842 amended ASC 420 to exclude costs to terminate a contract that is a lease from the scope of ASC 420. The Company evaluates right-of-use (ROU) assets abandonment and impairment in accordance with ASC 360, Property, Plant, and Equipment and recognizes ROU assets abandonment-related amortization and write-offs as restructuring charges in its statement of operations.

Advertising Costs

Costs incurred for production and communication of advertising initiatives are expensed when incurred. Advertising expenses amounted to approximately $3.7 million, $3.2 million, $5.3 million and $4.0 million for the period from August 28, 2020 through January 31, 2021 (Successor), the period from February 1, 2020 through August 27, 2020 (Predecessor), and the fiscal years ended January 31, 2020 and 2019, respectively.

Income Taxes

The Company provides for deferred income taxes resulting from temporary differences between the basis of its assets and liabilities for financial reporting purposes as compared to tax purposes, using rates expected to be in effect when such differences reverse. The Company records valuation allowances to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions which requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced to the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority.

Interest and penalties related to uncertain tax positions is included in the provision for income taxes in the consolidated statement of operations.

Stock-based Compensation

The following summarizes the allocation of share-based compensation (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year ended	Year ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Cost of revenues	$—	$—	$—	$—
Content and software development	—	—	6	23
Selling and marketing	—	—	77	110
General and administrative	—	—	—	42

Warrants

In connection with the Company’s emergence from Chapter 11, lenders holding second lien debt prior to the Petition Date also received warrants to purchase common shares of the Successor Company on or before August 27, 2025, which included (i) tranche A warrants to purchase 235,294 ordinary shares at an exercise price of $262.34 per share and (ii) tranche B warrants to purchase 470,588 ordinary shares at an exercise price of $274.84.

The warrants become exercisable at a date (“the Common Share Trigger Date”) the earliest to occur of:

(i)

one month following the Effective Date or two weeks following delivery of the fiscal 2020 audited financial statements of Predecessor to a potential buyer, unless an agreement is reached for a sale of the Company meeting certain conditions (hereinafter referred to as a “Favored Sale” and described further below) prior to those dates;

(ii)	a sale of the Company which did not qualify as a Favored Sale;
(iii)	the termination of an agreement for a Favored Sale; or

(iv)four months following the Effective Date if a Favored Sale has not been consummated, provided that if an agreement for a Favored Sale has been executed and remains effective, then such may be extended by the Board of Directors in connection with its good faith efforts to comply with and enforce the Company’s rights and obligations regarding closing conditions, termination events and outside dates in such an agreement for a Favored Sale.

The warrants also include a provision whereby, in the event of a Favored Sale, the warrants would be cancelled for no consideration, however, in such an event, the holders of Class B shares would receive a higher share of any consideration paid in the form of common stock by the acquiring company. The conditions of the Favored Sale were established in anticipation of a Churchill merger and mirror the ultimate agreement executed on October 12, 2020.The Board of Directors and required level of warrant holders amended the warrants such that the deadline a Favored Sale to occur was extended to October 12, 2020. In the event of a sale of the company that occurred prior to the expiration of the warrants that did not qualify as a Favored Sale, the warrant holders would be eligible for a cash payment equal to the Black- Scholes value of the awards as of that date using a contractually stated volatility of 35%.

The warrants are classified as a liability and are remeasured at each balance sheet date, with changes in fair value being recorded in other income and expenses. At each relevant measurement date, the warrants were valued using a probability-based approach that considered management’s estimate of the probability of (i) a Favored Sale occurring by the required date, (ii) a sale of the company that did not qualify as a Favored Sale and (iii) warrants being held to maturity, with the last two scenarios utilizing a Black-Scholes model to estimate fair value. Management utilized the equity value as of date of emergence as an input in all Black- Scholes calculations, consistent with the fresh-start reporting valuation after adjusting for warrants. The volatility input utilized in the non-Favored Sale scenario was 35.0%, consistent with the contractually stated rate, and 31.6% for the held-to-maturity scenario. The Company also applied risk-free interest rates using treasury rates commensurate with the expected term, which was the remaining contractual term at each measurement date and assumed no dividend yield.

The amendment to extend the date by which a Favored Sale could occur represented a modification to both the warrants and the participation right held by the Class B holders. Management measured the impact of the modification to both the freestanding warrants and the participation right held by the Class B holders by comparing their fair values immediately before and after the modification. The net impact of the increase in the value of the participation right held by Class B stockholders, of $13.3 million, and the decrease in the value of the warrants, of $7.4 million, is reflected as a decrease of $5.9 million in earnings attributable to Class A common stockholders and an increase to $5.9 million earnings attributable to Class B common stockholders for earnings per share purposes. The $7.4 million decrease in the value of warrants is reflected as a capital contribution and is reflected as an increase to additional-paid-in-capital in the period from August 28, 2020 through January 31, 2021 (Successor).

Recently Adopted Accounting Pronouncements

On February 1, 2020, the Company adopted ASC Topic 842, Leases (“ASC 842”) using the modified retrospective transition approach, as provided by ASU No. 2018‑11, Leases — Targeted Improvements (“ASU 2018‑11”). The Company elected the package of practical expedients, which among other things, which allowed the Company to not reassess whether expired or existing contracts are or contain leases and to carry forward the historical lease classification for those leases that commenced prior to the date of adoption. For all lease arrangements, the Company accounts for lease and non-lease components as a single lease component. Leases with an initial term of 12 months or less are not recorded on the balance sheet as the Company recognizes lease expense on a straight-line basis over the lease term. Results for reporting periods beginning after February 1, 2020 are presented under ASC 842, while prior periods have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under previous GAAP. The primary impact of ASC 842 is that substantially all of the Company’s leases are recognized on the balance sheet, by recording right-of-use assets and short-term and long-term lease liabilities. The new standard does not have a material impact on the Company’s consolidated statement of operations and cash flows, and the effects of applying ASC 842 as a cumulative-effect adjustment to retained earnings as of February 1, 2020 was immaterial.

A summary of the changes to balance sheet line items that resulted from the adoption of ASC 842 as of February 1, 2020 is as follows (in thousands):

	As of February 1, 2020
	As	Impact of
	Previously	Adoption of
	Reported	Topic 842	As Adjusted
Assets:
Right of use assets	$—	$19,415	$19,415
Liabilities:
Accrued expenses and other current liabilities	$29,267	$(2,116)	$27,151
Lease liabilities		3,500	3,500
Long-term lease liabilities	—	18,031	18,031

On February 1, 2019, the Company adopted ASU 2014‑09, Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs — Contracts with Customers (Subtopic 340‑40), which supersedes nearly all existing revenue recognition guidance. The core principle behind ASC 606 is that an entity should recognize revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for delivering those goods and services. To achieve this core principle, the guidance provides a model, which involves a five-step process that includes identifying the contract with the customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction prices to the performance obligations in the contract, and recognizing revenue when (or as) the entity satisfies the performance obligations. The standard also provides guidance on the recognition of costs related to obtaining customer contracts.

The Company adopted the standard using the modified retrospective adoption method applied to those contracts that were not completed as of that date and applied a practical expedient by reflecting the aggregate effect of any modifications that occurred for those contracts prior to the adoption date. Upon adoption, the Company recognized the cumulative effect of adopting the standard as an adjustment to the opening balance of stockholder’s deficit. The comparative information for the year ended January 31, 2019 has not been restated and continues to be reported under the accounting standards in effect for that period.

The adoption of ASC 606 resulted in an acceleration in timing of the Company’s revenue for certain performance obligations.

A summary of the changes to balance sheet line items that resulted from the adoption of ASC 606 as of February 1, 2019 is as follows (in thousands):

	As of February 1, 2019
	Prior to Adoption	Impact of Adoption
	of Topic 606	of Topic 606(3)	As Adjusted

Assets:
Prepaid expenses and other current assets(1)	$52,456	$(15,523)	$36,933
Other long-term assets(1)	6,037	10,131	16,168
Total assets	2,545,175	(5,392)	2,539,783
Liabilities:
Deferred revenue, current(2)	337,086	(3,859)	333,227
Total current liabilities	494,032	(3,859)	490,173
Deferred tax liabilities	31,949	(85)	31,864
Total long-term liabilities	3,968,468	(85)	3,968,383
Shareholder’s deficit:
Accumulated deficit	(1,910,846)	(1,448)	(1,912,294)
Total shareholder’s deficit	(1,917,325)	(1,448)	(1,918,773)
(1)

The net decrease in total assets of $(5,392) is due to changes in how commissions paid at the point of sale are now recognized over the expected period of economic benefit (versus the contractual term) and how commissions paid on renewals or upon future scheduled billings in committed contracts are recognized as expense. Commissions paid on renewals are recognized over the renewal term and commissions payable upon future scheduled billings in committed contract are expensed over the period of service if they require substantive future service from the employees.

(2)The reduction in deferred revenue is attributable to the elimination of the requirement to have VSOE of fair value for undelivered elements under the previous accounting standards for perpetual and term based software licenses, which can now be recognized upon transfer of control, whereas prior GAAP required ratable recognition of such licenses over the contractual service period when the Company was unable to establish VSOE of fair value for maintenance services sold at the same time as the license.

(3)See Note 17 for a further description of the components of revenue and related performance obligations under ASC 606 that resulted in cumulative changes to balance sheet accounts as a result of the adoption of ASC 606.

The impact of adopting Topic 606 on the Company’s consolidated financial statements was as follows (in thousands):

	As of January 31, 2020
		Impact of Adoption	Under Previous
	As Reported	of Topic 606(3)	GAAP
Assets:
Prepaid expenses and other current assets	$36,422	$12,028	$48,450
Other long-term assets	16,300	(11,692)	4,608
Total assets	1,986,265	336	1,986,601
Liabilities:
Deferred revenue, current	307,383	8,075	315,458
Total current liabilities	4,699,027	8,075	4,707,102
Deferred revenue, non-current	3,787	(3,787)	—
Total long-term liabilities	48,982	(3,787)	45,195
Shareholder’s deficit:
Accumulated deficit	(2,761,499)	(3,952)	(2,765,451)
Total shareholders’ deficit	(2,761,744)	(3,952)	(2,765,696)
Total revenues	$514,021	$(429)	$513,592
Selling and marketing	140,785	5,056	145,841
Operating loss	(403,216)	(5,485)	(408,701)
Loss before income taxes	(837,993)	(5,485)	(843,478)
Provision for income taxes	11,212	(85)	11,127
Net loss	(849,205)	(5,400)	(854,605)